Other income	12 Months Ended
Jun. 30, 2025
Other Income
Other income

5.	Other income

	2025	2025	2024
	US$	S$	S$

Government grant	59,003	75,046	19,600
Interest income	65,466	83,267	-
Service income	27,518	35,000	-
Rental income	123,469	157,040	-
Other income	591,124	751,850	385,688
Reversal of ECL	-	-	55,741
	866,580	1,102,203	461,029

Other income pertains to the reversal of long-outstanding payables which are no longer considered due. The reversal was made after confirming that no obligation remains, as no claims or demands have been received from the creditors.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024